Annual Fund Operating Expenses - BlackRock Future Health ETF - BlackRock Future Health ETF	Sep. 22, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1]

[1]

As described in the “Management” section of the Fund’s prospectus beginning on page 23, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through November 30, 2021.